Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Line Items]
Voyage and vessel expenses	$ 69,544	$ 177,868
Interest	42,028	64,362
Payroll and benefits and other	137,659	70,904
Deferred revenues and gains - current	33,121	78,766
Accrued liabilities and other	$ 282,352	391,900
Teekay Offshore
Payables and Accruals [Line Items]
Voyage and vessel expenses		118,600
Interest		22,400
Payroll and benefits and other		9,300
Deferred revenues and gains - current		57,400
Accrued liabilities and other		$ 207,700